Proskauer rose LLP

Eleven Times Square

New York, New York 10036

August 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Frank Buda

Re:	Dreyfus Investment Funds (811-04813)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Investment Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement ), seeking the approval of shareholders of Dreyfus Small Cap Equity Fund (the "Fund"), a series of Dreyfus Stock Funds (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to Dreyfus/The Boston Company Small Cap Value Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class C and Class I shareholders of the Fund will receive a number of Class A, Class C or Class I shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class C or Class I Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund is advised by The Dreyfus Corporation ("Dreyfus") and the Fund is advised by The Boston Company Asset Management, LLC ("TBCAM"), an affiliate of Dreyfus.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Trust intends to mail the Prospectus/Proxy Statement in September to the Fund's shareholders of record as of the close of business on August 31, 2017. A special meeting of shareholders is scheduled to be held at Dreyfus' offices on Thursday, November 16, 2017 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about January 19, 2018.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds. These factors include those noted below:

•	Investment Adviser. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund is advised by Dreyfus and the Fund is advised by TBCAM. The Acquiring Fund is managed by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Jonathan J. Piskorowski, CFA. The Fund is managed by Mr. Corrado, Ms. Brandaleone and Edward R. Walter, CFA. Mr. Corrado, Ms. Brandaleone and Mr. Piskorowski manage the Acquiring Fund in their capacity as employees of Dreyfus. Mr. Corrado, Ms. Brandaleone and Mr. Piskorowski will manage the combined fund if the Reorganization is approved and consummated.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Each fund seeks long-term growth of capital. To pursue its goal, each fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap U.S. companies. The Acquiring Fund currently considers small-cap companies to be those with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index, the Acquiring Fund's benchmark index. The Fund currently considers small-cap companies to be those with total market capitalizations that are within the range of market capitalizations of companies included in the Russell 2500™ Index, the Fund's benchmark index. The Fund normally seeks to maintain an average market capitalization for its equity investments that approximates that of the Russell 2500 Index, as measured on a monthly basis. The Acquiring Fund's portfolio managers use fundamental research and qualitative analysis to select stocks for the Acquiring Fund. They look for companies with strong competitive positions, high quality management and financial strength. The portfolio managers use a variety of screening methods to identify small-cap companies that might be attractive investments for the Acquiring Fund. Once attractive investments have been identified, the Acquiring Fund's portfolio managers then use a consistent three-step fundamental research process to evaluate the stocks to (i) identify small-cap companies that are considered to be attractively priced relative to their earning potential, (ii) verify the strength of the underlying business position and (iii) identify a specific event or catalyst that has the potential to cause the stocks to appreciate in value. The Fund's portfolio managers employ a value-based investment style for the Fund, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic values. To select stocks for the Fund, the portfolio managers measure value by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry. The portfolio managers for the Acquiring Fund and the Fund focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process for each fund is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst. The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. Under their respective investment advisory agreements with TBCAM and Dreyfus, the Fund and the Acquiring Fund have each agreed to pay an investment advisory fee at the annual rate of 0.80% of the value of its respective average daily net assets. In addition, the Fund has agreed to pay Dreyfus an administration fee at the annual rate of 0.10% of the value of the Fund's average daily net assets, and the Acquiring Fund has agreed to pay Dreyfus an administration fee at the annual rate of 0.06% of the value of the Acquiring Fund's average daily net assets up to $500 million, 0.04% of the next $500 million of such assets and 0.02% of the Acquiring Fund's average daily net assets in excess of $1 billion (but limited to the amount of Dreyfus' costs of providing administrative services to the Acquiring Fund). The Fund has classified and issued three classes of its shares—Class A, Class C and Class I shares of beneficial interest. The Acquiring Fund has classified and issued four classes of its shares—Class A, Class C, Class I and Class Y shares of beneficial interest. There will be no exchange in the Reorganization of Class Y shares of the Acquiring Fund. In addition, each fund is authorized to issue Class T shares, but has no intention of offering Class T shares. Holders of Class A, Class C or Class I shares of the Fund would receive Class A, Class C or Class I shares of the Acquiring Fund, respectively. The Acquiring Fund's Class A, Class C and Class I shares had a lower total annual expense ratio than the corresponding class of shares of the Fund (after current fee waivers and expense reimbursements with respect to the Fund), based on the expenses of each fund as of the fund's most recent fiscal year end. There is no expense limitation agreement in place for the Acquiring Fund. With respect to the Fund, Dreyfus and TBCAM have contractually agreed to waive receipt of their fees and/or assume the direct expenses of the Fund so that such expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.39% for Class A shares, 2.22% for Class C shares and 1.16% for Class I shares. This agreement continues in effect, with respect to each class of the Fund, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. The Acquiring Fund's expense structure, including its class structure and sales loads, and its management and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund. As of June 30, 2017, the Acquiring Fund and the Fund had net assets of approximately $216.6 million and $47.7 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions. Although the funds both normally invest in small cap companies, their portfolio holdings differ. As a result, in connection with the Reorganization, Dreyfus currently estimates that approximately 58% of the Fund's portfolio securities may be sold by the Fund before consummation of the Reorganization. In addition, the Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by a fund will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein